7. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finder's Options Outstanding, Number of Options	510,250	662,850	769,400
Finder's Options Outstanding, Number of Options Issued		0	411,250
Finder's Options Outstanding, Number of Options Exercised	0	0	(453,000)
Finder's Options Outstanding, Number of Options Expired	(99,000)	(152,600)	(64,800)
Finder's Options Outstanding, Number of Options	411,250	510,250	662,850
Finder's Options, Weighted Average Exercise Price	$ 0.10	$ 0.13	$ 0.13
Finder's Options, Weighted Average Exercise Price, Issued	0	0	0.10
Finder's Options, Weighted Average Exercise Price, Exercised	0	0	0.10
Finder's Options, Weighted Average Exercise Price, Expired	0.10	0.25	0.10
Finder's Options, Weighted Average Exercise Price	$ 0.10	$ 0.10	$ 0.13
Option 2
Finder's Option, Expiry Date	Jul. 14, 2018
Finder's Option, Exercise Price	$ 0.10
Finder's Option, Number of Options	99,000
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	(99,000)
Finder's Option, Number of Options	0	99,000
Option 3
Finder's Option, Expiry Date	Jul. 04, 2019
Finder's Option, Exercise Price	$ 0.10
Finder's Option, Number of Options	411,250
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	0
Finder's Option, Number of Options	411,250	411,250